FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities at Fair Value Measured on Recurring Basis) (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities - warrant instruments	$ 12,059,887	$ 7,653,928	$ 11,514,123	$ 15,244,754	$ 8,029,728
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities - warrant instruments	0	0	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities - warrant instruments	0	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities - warrant instruments	$ 12,059,887	$ 7,653,928	$ 7,653,928	$ 15,244,754